Income Taxes Relating to Continuing Operations - Disclosure of Deductible Temporary Differences and Unused Loss Carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	$ 39,682	$ 99,069
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforwards	370,404	352,345
Unused tax losses | Expire in 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforwards	829	829
Unused tax losses | Expire in 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforwards	9,868	35,217
Unused tax losses | Expire in 2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforwards	44,518	66,761
Unused tax losses | Expire in 2027
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforwards	38,979	38,973
Unused tax losses | Expire in 2028
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforwards	68,604	68,337
Unused tax losses | Expire in 2029
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforwards	22,022	22,018
Unused tax losses | Expire in 2030
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforwards	33,008	32,685
Unused tax losses | Expire in 2031
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforwards	42,150	39,908
Unused tax losses | Expire in 2032
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforwards	47,887	47,617
Unused tax losses | Expire in 2033
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforwards	$ 62,539	$ 0